Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Net book value		$ 656,219		$ 493,576
Additions		363,700		473,356
Disposals and write-downs				(64,589)
Depreciation (b)	[1]	(339,857)		(246,124)
Net book value		680,062		656,219
Balance, December 31, 2024
Cost		1,432,043		1,068,341
Accumulated depreciation		(751,981)		(412,122)
Net book value		680,062		656,219
Land and Buildings [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		62,075
Additions				65,876
Disposals and write-downs
Depreciation (b)	[1]	(3,326)		(3,801)
Net book value		58,749		62,075
Balance, December 31, 2024
Cost		65,876		65,876
Accumulated depreciation		(7,127)		(3,801)
Net book value		58,749		62,075
Exploration Equipment and Structures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		335,433		193,363
Additions		133,217		222,387
Disposals and write-downs
Depreciation (b)	[1]	(124,946)		(80,317)
Net book value		343,704		335,433
Balance, December 31, 2024
Cost		605,459		472,243
Accumulated depreciation		(261,755)		(136,810)
Net book value		343,704		335,433
Computer Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		64,636		86,281
Additions		29,905		41,343
Disposals and write-downs
Depreciation (b)	[1]	(60,418)		(62,988)
Net book value		34,123		64,636
Balance, December 31, 2024
Cost		220,469		190,563
Accumulated depreciation		(186,346)		(125,927)
Net book value		34,123		64,636
Leasehold Improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value		87,541		121,103
Additions		75,800		23,900
Disposals and write-downs
Depreciation (b)	[1]	(66,370)		(57,462)
Net book value		96,971		87,541
Balance, December 31, 2024
Cost		295,611		219,809
Accumulated depreciation		(198,640)		(132,268)
Net book value		96,971		87,541
Right of Use Assets [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value	[2]	106,534		92,829
Additions	[2]	124,778		119,850
Disposals and write-downs	[2]			(64,589)
Depreciation (b)	[1]	(84,797)	[2]	(41,556)
Net book value	[2]	146,515		106,534
Balance, December 31, 2024
Cost	[2]	244,628		119,850
Accumulated depreciation	[2]	(98,113)		(13,316)
Net book value	[2]	$ 146,515		$ 106,534

[1]	Depreciation Depreciation expense for the year ended December, 31 2024 of $339,857 (year ended December 31, 2023 of $246,124) was recognized within exploration and evaluation expenses and general and administration expenses in the consolidated statement of operations and comprehensive loss (See Notes 19(a),(b)).
[2]	Right of use assets Right of use assets as at December 31, 2024, are comprised of two warehouse leases each with an initial term of 3 years plus an extension for an additional term of 1 year, and one office lease with an initial term of 1 year plus an extension for an additional term of 1 year. The value of additions is determined as the present value of lease payments at the inception of the lease (see Note 11).